Changes in Capital Accounts, Tender Offer for Exchange of Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 05, 2021	Dec. 31, 2020
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares)	4,066,181
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01
Number of trading days used to calculate volume-weighted average price of common stock	10 days
Common stock, shares exchanged	0
Series B Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, shares issued upon exchange for each common share (in shares)	0.28
Dividend rate percentage	4.00%
Preferred stock, additional cash consideration (in dollars per share)	$ 7.50
Preferred stock, fixed liquidation preference per share (in dollars per share)	$ 25.00
Preferred stock, redemption period	15 months
Preferred stock, redemption price per share (in dollars per share)	$ 25.00
Series B Convertible Cumulative Perpetual Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01
Series C Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Number of shares issued upon conversion (in shares)	2